Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Vessels, Net	$ 248,979	$ 100,557
Advances for vessel purchase	15,051	47,246
Office furniture and equipment	101	85
Right of use asset	852	182
Restricted Cash	2,770	3,530
Fair value of derivative financial instruments	181	495
Other non-current assets	10	10
Total non-current assets	267,944	152,105
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	442	808
Trade accounts receivable, net	1,114	1,151
Inventories	1,226	1,256
Prepayments and other assets	2,373	1,789
Restricted cash	1,050	90
Cash and cash equivalents	46,837	74,202
Total current assets	53,042	79,296
TOTAL ASSETS	320,986	231,401
EQUITY
Issued share capital	82	82
Share premium	284,406	284,406
Accumulated deficit	(108,087)	(108,518)
Total equity	176,401	175,970
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	59,270	45,759
Financial liabilities, net of current portion	50,014	0
Provision for staff retirement indemnities	191	171
Lease Liabilities	531	0
Total non-current liabilities	110,006	45,930
CURRENT LIABILITIES
Current portion of long-term borrowings	6,946	6,500
Current portion of financial liabilities	1,860	0
Sellers' Credit	19,000	0
Trade Accounts payable and other	3,589	362
Accrued liabilities and other payables	2,156	1,763
Current portion of lease liabilities	332	188
Deferred Revenue	696	688
Total current liabilities	34,579	9,501
TOTAL LIABILITIES	144,585	55,431
TOTAL EQUITY AND LIABILITIES	$ 320,986	$ 231,401